Non Current Assets Held for Sale	12 Months Ended
Dec. 31, 2019
Non Current Assets Held for Sale [Abstract]
NON CURRENT ASSETS HELD FOR SALE

NOTE 39

NON CURRENT ASSETS HELD FOR SALE

Banco Santander has decided to implement its own acquisition network, therefore the Bank is in process to disposing of the investment in the companies who provide such services. Accordingly, the Bank management is engaged in search plan for a buyer.

As required by IFRS 5, the Bank has reclassified to assets held for sale under the heading Other assets in the Consolidated Statement of Financial Position as of December 31, 2019 and in the same way it has presented in the income statements the effects associated with those investments as discontinued operations for all years presented.

The following investments in associates were classified to Other assets as assets held for sale:

		2019		2018	2017
As of December 31,	Participation	Assets	Income	Income	Income
	%	MCh$	MCh$	MCh$	MCh$
Transbank	25.00	19,093	1,442	3,118	2,024
Nexus (*)	1.94	357	136	368	442
Redbanc	33.43	2,944	121	285	353
Total		22,394	1,699	3,771	2,819
(*)	Remaining participation pending to sell at the end of the current year. See Note 40.